Fair Value Measurements - Reconciliation of Level 3 fair value measurements (Details) - Contingent consideration liability [Member]	9 Months Ended
Sep. 30, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 0
Addition	(2,217,034)
Remeasurement (loss)/gain recognized in the income statement	(110,885)
Balance at the end	$ (2,327,919)